SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Other assets
Prepaid commitment fee asset amortization period (in years)	5
Unamortized prepaid commitment fee asset		$ 3,600,000,000
Deferred bonus interest and deferred sales inducement assets	803,000,000	915,000,000
Amortization expense associated with deferred bonus interest and deferred sales inducement assets	239,000,000	146,000,000	123,000,000
Real estate and other fixed assets
Accumulated depreciation, real estate and other fixed assets	$ 3,800,000,000	$ 3,600,000,000
Buildings
Real estate and other fixed assets
Maximum estimated useful life (in years)	40
Furniture and equipment
Real estate and other fixed assets
Maximum estimated useful life (in years)	10
Software Development
Real estate and other fixed assets
Maximum estimated useful life (in years)	5